Convertible Debentures (Details)	12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Effects of foreign exchange	$ (134,117)	$ 153,003
Expected dividend yield	Nil
Convertible debentures, principal	$ 1,676,977	872,202	1,009,060	$ 2,280,671
Conversion option	787,264	232,925	132,000	1,070,670
Total	$ 2,464,241	1,105,127	$ 1,141,060	$ 3,351,341
Derivative Liability [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	0.24%
Expected life	1 year
Expected volatility	90.00%
Face Value [member]
IfrsStatementLineItems [Line Items]
Beginning balance	$ 2,179,056	1,029,314
Issued during the period		1,105,127
Fair value of derivative liability
Issuance costs		(38,064)
Amortization of issuance costs		54,748
Interest accretion
Interest expense
Interest payments
Effects of foreign exchange	(56,341)	27,931
Interest accretion through July 10, 2020
Conversion to common shares (14.1)	(37,733)
Deemed extinguishment (14.1)	(2,084,982)
Balance after deemed extinguishment
Deemed re-issuance (14.1)	2,169,135
Conversion to common shares (14.1)	(75,130)
Effects of foreign exchange
Ending balance	2,094,005
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,995,609	931,099
Issued during the period		1,105,127
Fair value of derivative liability	(787,264)	(232,925)
Issuance costs		(38,064)
Amortization of issuance costs		54,748
Interest accretion	146,964	147,693
Interest expense
Interest payments	(44,138)
Effects of foreign exchange	(56,341)	27,931
Interest accretion through July 10, 2020	246,015
Conversion to common shares (14.1)	(37,733)
Deemed extinguishment (14.1)	(2,147,550)
Balance after deemed extinguishment
Deemed re-issuance (14.1)	2,464,241
Conversion to common shares (14.1)	(75,130)
Effects of foreign exchange	35,005
Ending balance	1,739,678
Interest Payables [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,850	7,758
Issued during the period
Fair value of derivative liability
Issuance costs
Amortization of issuance costs
Interest accretion
Interest expense		126,901
Interest payments	(7,850)	(126,809)
Effects of foreign exchange
Interest accretion through July 10, 2020
Deemed extinguishment (14.1)
Balance after deemed extinguishment	7,850
Deemed re-issuance (14.1)
Effects of foreign exchange
Ending balance